Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 23,609	$ 247	$ 23,362
Balance (shares) at Dec. 31, 2011		24,697,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,580			$ 3,580
Exercise of stock options	277	$ 3	274
Exercise of stock options (shares)		321,068
Stock-based compensation expense	464		464
Excess tax benefit of stock-based compensation	254		254
Dividends paid	(19,281)		(15,810)	(3,471)
Balance at Dec. 29, 2012	8,903	$ 250	8,544	109
Balance (shares) at Dec. 29, 2012		25,018,886
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	7,530			7,530
Exercise of stock options	510	$ 6	504
Exercise of stock options (shares)		588,416
Stock-based compensation expense	748		748
Excess tax benefit of stock-based compensation	575		575
Dividends paid	(38,528)		(10,335)	(28,193)
Balance at Dec. 28, 2013	$ (20,262)	$ 256	36	(20,554)
Balance (shares) at Dec. 28, 2013	25,607,302	25,607,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 8,986			8,986
Exercise of stock options	$ 573	$ 5	568
Exercise of stock options (shares)	494,000	494,453
Stock-based compensation expense	$ 960		960
Excess tax benefit of stock-based compensation	749		749
Dividends paid	(38,528)
Balance at Dec. 27, 2014	$ (8,994)	$ 261	2,313	(11,568)
Balance (shares) at Dec. 27, 2014	26,101,755	26,101,755
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 6,311			6,311
Issuance of common stock in connection with the IPO, net of transaction expenses	34,651	$ 21	34,630
Issuance of common stock in connection with the IPO, net of transaction expenses (in shares)		2,150,000
Exercise of stock options	$ 478	$ 4	474
Exercise of stock options (shares)	329,000	329,427
Stock-based compensation expense	$ 492		492
Excess tax benefit of stock-based compensation	757		757
Dividends paid	(47,999)		(2,632)	(45,367)
Balance at Sep. 26, 2015	$ (14,304)	$ 286	$ 36,034	$ (50,624)
Balance (shares) at Sep. 26, 2015	28,581,182	28,581,182